Trade payables and accrued liabilities	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Payables and Accruals [Line Items]
Trade payables and accrued liabilities	Trade payables and accrued liabilities

	December 31, 2023	December 31, 2022
Trade payables	$1,341,526	$3,795,992
Recall provision	315,988	8,915,044
Accrued liabilities	2,584,374	6,635,434
	$4,241,888	$19,346,470
On February 17, 2023, the Company announced a voluntary recall of the SOLO. On April 14, 2023, the Company issued a stop-drive and stop-sell notice and notified customers of a vehicle buy-back program for all 429 SOLO vehicles sold since the release in 2021. The basis of the recall was a result of the vehicle potentially experiencing a loss of propulsion while driving. As of December 31, 2022, a recall provision of $8,915,044 was recorded as an estimate of the cost to buy-back all retailed vehicles. During the year ended December 31, 2023, the Company reassessed the recall provision estimation and reversed $440,000 of the recall provision, which was recorded in cost of revenue in the consolidated statements of operations and comprehensive loss. During the year ended December 31, 2023, the Company made payments of $8,159,056 for 392 vehicles returned by customers. Accordingly, the recall provision balance was reduced to $315,988 as of December 31, 2023, which was included in trade payables and accrued liabilities within the consolidated balance sheets.